Reconciliation of Beginning and Ending Amount of Unrecognized Tax Benefits (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Reconciliation of Unrecognized Tax Benefits [Line Items]
Unrecognized tax benefits beginning balance	$ 3,651	$ 1,742
Gross decrease - tax positions in prior year		(417)
Gross increase - current period tax positions	1,833	2,326
Unrecognized tax benefits ending balance	$ 5,484	$ 3,651